SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2019
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35 - 64 years
Computer, network equipment and software	3 years
Vehicles	4 - 5 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Disaggregation of Revenue [Table Text Block]	The Group’s revenue is reported net of discounts, value added tax and surcharges.

For the year ended
February 28,
2019
Disaggregation of net revenues
-Small class tutoring services, personalized premium services and others	$2,223,347
-Online education services through www.xueersi.com	339,637

Total	$2,562,984

Disclosure of impact of adoption on the consolidated balance sheet and statement of operation [Table Text Block]
The following table presented the impact of adoption of Topic 606 on the consolidated balance sheet and statement of operations as of and for the year ended February 28, 2019:

	For the year ended February 28, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Net revenues	2,562,984	2,570,144	(7,160)
Cost of revenues	1,164,454	1,169,628	(5,174)
Net income	364,514	366,500	(1,986)

	As of February 28, 2019
	As reported	Balances without adoption of Topic 606	Effect change higher/(lower)
Prepaid expenses and other current assets	202,630	205,459	(2,829)
Total assets	3,735,091	3,737,920	(2,829)
Accrued expenses and other current liabilities	365,195	292,011	73,184
Deferred revenue (current and non-current portion)	436,107	515,000	(78,893)
Total liabilities	1,204,614	1,210,323	(5,709)
Retained earnings	920,314	918,010	2,304
Total equity	2,530,477	2,527,597	2,880